Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.
[JANUS LOGO]

Summary Prospectus dated January 27, 2017
Janus Global Real Estate Fund
Ticker:	JERAX	Class A Shares	JERSX	Class S Shares	JERTX	Class T Shares
	JERCX	Class C Shares	JERIX	Class I Shares

INVESTMENT OBJECTIVE
Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 35 of the Fund’s Prospectus and in the “Purchases” section on page 84 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T
Management Fees (may adjust up or down)	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.26%	0.28%	0.40%	0.23%	0.39%
Total Annual Fund Operating Expenses	1.26%	2.03%	1.40%	0.98%	1.14%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 696	$ 952	$ 1,227	$ 2,010
Class C Shares	$ 306	$ 637	$ 1,093	$ 2,358
Class S Shares	$ 143	$ 443	$ 766	$ 1,680
Class I Shares	$ 100	$ 312	$ 542	$ 1,201
Class T Shares	$ 116	$ 362	$ 628	$ 1,386

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 696	$ 952	$ 1,227	$ 2,010
Class C Shares	$ 206	$ 637	$ 1,093	$ 2,358
Class S Shares	$ 143	$ 443	$ 766	$ 1,680
Class I Shares	$ 100	$ 312	$ 542	$ 1,201
Class T Shares	$ 116	$ 362	$ 628	$ 1,386

1	Janus Global Real Estate Fund

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics. From time to time, the Fund may invest in shares of companies through initial public offerings.
As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.
Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Under the Internal Revenue Code, a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers that are economically tied to different countries throughout the world, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.
In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) such as options, for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.
2	Janus Investment Fund

Real Estate Securities Risk.  An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Concentration Risk.  Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2016, approximately 4.1% of the Fund’s investments were in emerging markets.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Fixed-Income Securities Risk.  The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Fund may not be able to maintain
3	Janus Global Real Estate Fund

positive returns. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are at historically low levels. In December 2016, the Federal Reserve raised the target range for the federal funds rate, which was only the second such interest rate hike in nearly a decade. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets may experience increased volatility and that the liquidity of certain Fund investments may be reduced. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Global Real Estate Fund (the “JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.
•	The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and
4	Janus Investment Fund

Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.
If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 35.29%	Worst Quarter: 4th Quarter 2008 – 27.24%

Average Annual Total Returns (periods ended 12/31/16)
	1 Year	5 Years	Since Inception of Predecessor Fund (11/28/07)
Class I Shares
Return Before Taxes	3.50%	10.36%	4.29%
Return After Taxes on Distributions	1.93%	8.73%	3.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.37%	7.77%	3.04%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%
Class A Shares
Return Before Taxes(2)	– 2.61%	8.73%	3.35%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%
5	Janus Global Real Estate Fund

Average Annual Total Returns (periods ended 12/31/16)
	1 Year	5 Years	Since Inception of Predecessor Fund (11/28/07)
Class C Shares
Return Before Taxes(3)	1.50%	9.22%	3.32%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%
Class S Shares
Return Before Taxes	3.11%	9.92%	3.88%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%
Class T Shares
Return Before Taxes	3.37%	10.18%	3.54%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the FTSE EPRA/NAREIT Global Index. The FTSE EPRA/NAREIT Global Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•	The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.
After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
6	Janus Investment Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  Patrick Brophy is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500
Certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with Janus)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$ 500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
7	Janus Global Real Estate Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.
[JANUS LOGO]

Summary Prospectus dated January 27, 2017
Janus Global Real Estate Fund
Ticker:	JNGSX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVE
Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	0.75%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 110	$ 343	$ 595	$ 1,317

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics. From time to time, the Fund may invest in shares of companies through initial public offerings.
As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.
Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or
1	Janus Global Real Estate Fund

interests. Under the Internal Revenue Code, a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.
The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers that are economically tied to different countries throughout the world, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.
In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) such as options, for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Real Estate Securities Risk.  An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Concentration Risk.  Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
2	Janus Investment Fund

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2016, approximately 4.1% of the Fund’s investments were in emerging markets.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Fixed-Income Securities Risk.  The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Fund may not be able to maintain positive returns. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are at historically low levels. In December 2016, the Federal Reserve raised the target range for the federal funds rate, which was only the second such interest rate hike in nearly a decade. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets may experience increased volatility and that the liquidity of certain Fund investments may be reduced. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those
3	Janus Global Real Estate Fund

sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.
Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s Class I Shares calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 33.35%	Worst Quarter: 4th Quarter 2008 – 27.54%

4	Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/16)
	1 Year	5 Years	Since Inception of Predecessor Fund (11/28/07)
Class D Shares
Return Before Taxes	3.41%	10.21%	3.15%
Return After Taxes on Distributions	1.88%	8.62%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.31%	7.66%	2.14%
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)	4.62%	9.68%	2.36%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the FTSE EPRA/NAREIT Global Index. The FTSE EPRA/NAREIT Global Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•	The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class I Shares for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Manager:  Patrick Brophy is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
5	Janus Global Real Estate Fund

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
6	Janus Investment Fund